                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: 564-8149

                                September 8, 2006

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  Delaware Large Cap Core Fund, (the "Fund") a series of Voyageur Mutual
          Funds III (the "Trust")
          File Nos. 002-95928 and 811-04547
          Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  of the Fund that would have been filed under  paragraph
(c) of Rule 497 would  not have  differed  from  those  filed in  Post-Effective
Amendment No. 49 (the "Amendment") to the Trust's Registration Statement on Form
N-1A.  The  Amendment  was filed with the  Securities  and  Exchange  Commission electronically on August 22, 2006.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8149 or Jonathan M. Kopcsik at (215) 564-8099.

                                                     Very truly yours,

                                                     /s/Nathan M. Will

                                                     Nathan M. Will

cc:      David F. Connor
         Bruce G. Leto
         Michael D. Mabry